Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (24)	$ 117	$ 70	$ 210	$ 76	$ (7)	$ 47	$ 246	$ 373	$ 362	$ 365
Basic and diluted earnings per share
Basic weighted average number of shares outstanding (i)									68	67	66
Dilutive effect of potentially issuable shares (i)									1	1	2
Diluted average number of shares outstanding									69	68	68
Basic earnings per share:
— Basic earnings per share	$ (0.35)	$ 1.72	$ 1.03	$ 3.09	$ 1.13	$ (0.10)	$ 0.69	$ 3.62	$ 5.49	$ 5.40	$ 5.53
Dilutive effect of potentially issuable shares (i)									(0.08)	(0.08)	(0.16)
Net (loss) income attributable to Willis Group Holdings shareholders, Basic									5.49	5.40	5.53
Diluted Earnings per share:
— Diluted earnings per share	$ (0.35)	$ 1.70	$ 1.01	$ 3.04	$ 1.12	$ (0.10)	$ 0.68	$ 3.57	5.41	5.32	5.37
Net (loss) income attributable to Willis Group Holdings shareholders, Diluted									$ 5.41	$ 5.32	$ 5.37